Summary of Significant Accounting Policies - Common Stock Equivalents Excluded in Calculation of Diluted Loss Per Share (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	898,982	905,284